Cover	May 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2022
Entity File Number	000-33515
Entity Registrant Name	IJJ Corporation
Entity Central Index Key	0001163968
Entity Tax Identification Number	11-3619828
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1325 Cavendish Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20905
City Area Code	301
Local Phone Number	202-7762
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	IJJP
Entity Emerging Growth Company	false